ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Feb. 14, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Cash paid	$ 1,085,450	$ 1,085,450
Common Stock, Shares Subscribed but Unissued		5,204,352	135,000,000	5,204,352
TGRI [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	50,762,987	50,762,987